Advances From The Federal Home Loan Bank	12 Months Ended
Dec. 31, 2011
Advances From The Federal Home Loan Bank [Abstract]
Advances From The Federal Home Loan Bank

NOTE 10 - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank consisted of the following at December 31, 2011:

(Dollars in thousands)	Interest	Loan
Advances maturing on:	Rate	Balances

December 8, 2014	3.24%	5,000
September 4, 2018	3.60%	2,000
September 10, 2018	3.45%	5,000
September 18, 2018	2.95%	5,000
August 20, 2019	3.86%	5,000

Total		$22,000

As of December 31, 2010 we had advances totaling $104,200,000 with various interest rates and maturity dates. During 2011, we repaid $82,200,000 advances in an effort to shrink the Bank's balance sheet. We incurred a prepayment penalty of $2,554,000 during the year ended December 31, 2011.

As of December 31, 2011, the Company's portfolio of FHLB advances consisted of $5,000,000 of fixed rate credits and $17,000,000 of convertible advances. Interest on fixed rate advances is generally payable monthly and interest on fixed rate advances is payable quarterly. Convertible advances are callable by the Federal Home Loan Bank on their respective call dates. The Company has the option to either repay any advance that has been called or to refinance the advance as a convertible advance.

At December 31, 2011, the Company had pledged as collateral for FHLB advances approximately $14,991,000 of one-to-four family first mortgage loans, $21,226,000 of commercial real estate loans, $13,893,000 in home equity lines of credit, $491,000 in multifamily loans and $5,550,000 of agency and private issue mortgage-backed securities. The Company has an investment in Federal Home Loan Bank stock of $3,789,000. The Company has $1,396,000 in excess borrowing capacity with the Federal Home Loan Bank that is available if liquidity needs should arise. As a result of negative financial performance indicators, there is also a risk that the Bank's ability to borrow from the FHLB could be curtailed or eliminated, although to date the Bank has not been denied advances from the FHLB or had to pledge additional collateral for its borrowings.

As of December 31, 2011, scheduled principal reductions include $5,000,000 in 2014, $12,000,000 in 2018, and $5,000,000 in 2019.